Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:.
Net income (loss)	$ (5,703)	$ (18,586)	$ (93,347)	$ (25,905)
Accretion for Class A common stock to redemption amount	(37,934)	(33,761)	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(88)	(94)	(376)	(567)
Net loss attributable to common stockholders	$ (43,725)	$ (52,441)	$ (187,857)	$ (37,844)
Denominator:.
Weighted average common shares outstanding - basic			2,204,486	2,149,182
Weighted average common shares outstanding - diluted			2,204,486	2,149,182
Net loss per share, basic			$ (85.22)	$ (17.61)
Net loss per share, diluted			$ (85.22)	$ (17.61)